Average Annual Total Returns			12 Months Ended	39 Months Ended	60 Months Ended		81 Months Ended	99 Months Ended	120 Months Ended
		Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2023 [7]	Dec. 31, 2023	Dec. 31, 2023
INVESCO AMERICAN FRANCHISE FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			33.18%		14.77%				10.94%
Performance Inception Date		Jun. 23, 2005
INVESCO AMERICAN FRANCHISE FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			33.18%		12.23%				8.87%
INVESCO AMERICAN FRANCHISE FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.64%		11.54%				8.49%
INVESCO AMERICAN FRANCHISE FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			38.88%		15.19%				10.89%
Performance Inception Date		Jun. 23, 2005
INVESCO AMERICAN FRANCHISE FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			40.53%		15.78%				11.28%
Performance Inception Date		May 23, 2011
INVESCO AMERICAN FRANCHISE FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			41.27%		16.35%				11.84%
Performance Inception Date		Jun. 23, 2005
INVESCO AMERICAN FRANCHISE FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			41.32%		16.40%				11.91%
Performance Inception Date		Dec. 22, 2010
INVESCO AMERICAN FRANCHISE FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			41.36%		16.48%				12.00%
Performance Inception Date		Sep. 24, 2012
INVESCO AMERICAN FRANCHISE FUND | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			42.68%		19.50%				14.86%
INVESCO AMERICAN FRANCHISE FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%				12.03%
INVESCO CORE PLUS BOND FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			1.62%		0.98%				1.92%
Performance Inception Date		Jun. 03, 2009
INVESCO CORE PLUS BOND FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.20%)		(0.55%)				0.42%
INVESCO CORE PLUS BOND FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.94%		0.17%				0.84%
INVESCO CORE PLUS BOND FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			4.29%		1.11%				1.75%
Performance Inception Date		Jun. 03, 2009
INVESCO CORE PLUS BOND FUND | CLASS R
Prospectus [Line Items]
Average Annual Return, Percent			5.81%		1.61%				2.11%
Performance Inception Date		Jun. 03, 2009
INVESCO CORE PLUS BOND FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			6.34%		2.12%				2.62%
Performance Inception Date		Jun. 03, 2009
INVESCO CORE PLUS BOND FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			6.46%		2.12%				2.63%
Performance Inception Date		Jun. 03, 2009
INVESCO CORE PLUS BOND FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.39%		2.16%				2.68%
Performance Inception Date		Sep. 24, 2012
INVESCO CORE PLUS BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%		1.10%				1.81%
Invesco Discovery Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.57%		12.51%				8.84%
Performance Inception Date		Sep. 11, 1986
Invesco Discovery Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.57%		10.66%				6.73%
Invesco Discovery Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.26%		10.09%				6.75%
Invesco Discovery Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			15.14%		12.93%				8.80%
Performance Inception Date		Oct. 02, 1995
Invesco Discovery Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			16.71%		13.49%				9.17%
Performance Inception Date		Mar. 01, 2001
Invesco Discovery Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			17.30%		14.06%				9.72%
Performance Inception Date		Jun. 01, 1994
Invesco Discovery Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			17.46%		14.14%	[1]			9.63%	[1]
Performance Inception Date		May 24, 2019
Invesco Discovery Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			17.46%		14.23%				9.90%
Performance Inception Date		Jan. 27, 2012
Invesco Discovery Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%				12.03%
Invesco Discovery Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.66%		9.22%				7.16%
Invesco Discovery Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.93%		9.97%				7.16%
Invesco Discovery Large Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			28.06%		14.89%				10.70%
Performance Inception Date		Jan. 22, 1981
Invesco Discovery Large Cap Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			28.06%		12.25%				8.12%
Invesco Discovery Large Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.61%		11.60%				8.01%
Invesco Discovery Large Cap Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			33.42%		15.30%				10.64%
Performance Inception Date		Dec. 01, 1993
Invesco Discovery Large Cap Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			35.14%		15.88%				11.03%
Performance Inception Date		Mar. 01, 2001
Invesco Discovery Large Cap Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			35.82%		16.46%				11.58%
Performance Inception Date		Nov. 03, 1997
Invesco Discovery Large Cap Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			35.82%		16.49%	[2]			11.47%	[2]
Performance Inception Date		May 24, 2019
Invesco Discovery Large Cap Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			35.92%		16.65%				11.77%
Performance Inception Date		Dec. 29, 2011
Invesco Discovery Large Cap Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			42.68%		19.50%				14.86%
Invesco Discovery Large Cap Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%				12.03%
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			7.09%		11.92%				9.20%
Performance Inception Date		Jul. 28, 1997
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.91%		10.10%				7.87%
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.98%		9.22%				7.21%
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			11.48%		12.36%				9.18%
Performance Inception Date		Jul. 28, 1997
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS R
Prospectus [Line Items]
Average Annual Return, Percent			13.03%		12.91%				9.54%
Performance Inception Date		Mar. 31, 2008
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			13.61%		13.48%				10.09%
Performance Inception Date		Jul. 28, 1997
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			13.72%		13.60%				10.21%
Performance Inception Date		Sep. 24, 2012
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%				12.03%
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.87%		13.77%				10.40%
INVESCO EQUITY AND INCOME FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			3.96%		8.38%				6.24%
Performance Inception Date		Aug. 03, 1960
INVESCO EQUITY AND INCOME FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.18%		6.41%				4.35%
INVESCO EQUITY AND INCOME FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.35%		6.28%				4.54%
INVESCO EQUITY AND INCOME FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			8.25%		8.80%				6.21%
Performance Inception Date		Jul. 06, 1993
INVESCO EQUITY AND INCOME FUND | CLASS R
Prospectus [Line Items]
Average Annual Return, Percent			9.65%		9.31%				6.57%
Performance Inception Date		Oct. 01, 2002
INVESCO EQUITY AND INCOME FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			10.39%		9.89%				7.11%
Performance Inception Date		Dec. 22, 2004
INVESCO EQUITY AND INCOME FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			10.33%		9.95%				7.18%
Performance Inception Date		Jun. 01, 2010
INVESCO EQUITY AND INCOME FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			10.41%		10.01%				7.26%
Performance Inception Date		Sep. 24, 2012
INVESCO EQUITY AND INCOME FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%				12.03%
INVESCO EQUITY AND INCOME FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.46%		10.91%				8.40%
INVESCO EQUITY AND INCOME FUND | Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.72%		1.41%				1.97%
Invesco Floating Rate ESG Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.89%		4.18%				3.33%
Performance Inception Date		May 01, 1997
Invesco Floating Rate ESG Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.20%		1.77%				1.17%
Invesco Floating Rate ESG Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.18%		2.14%				1.55%
Invesco Floating Rate ESG Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.13%		4.22%				3.16%
Performance Inception Date		Mar. 31, 2000
Invesco Floating Rate ESG Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			11.39%		4.46%				3.32%
Performance Inception Date		Apr. 13, 2006
Invesco Floating Rate ESG Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			11.95%		4.98%				3.84%
Performance Inception Date		Oct. 03, 2008
Invesco Floating Rate ESG Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			11.97%		5.00%				3.85%
Performance Inception Date		Apr. 13, 2006
Invesco Floating Rate ESG Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.05%		5.04%				3.91%
Performance Inception Date		Sep. 24, 2012
Invesco Floating Rate ESG Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%		1.10%				1.81%
Invesco Floating Rate ESG Fund | Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.04%		5.56%				4.44%
Invesco Global Real Estate Income Fund | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			5.73%		2.47%				3.36%
Performance Inception Date		May 31, 2002
Invesco Global Real Estate Income Fund | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.46%		1.17%				1.82%
Invesco Global Real Estate Income Fund | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.41%		1.42%				1.96%
Invesco Global Real Estate Income Fund | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			10.14%		2.88%				3.32%
Performance Inception Date		Mar. 09, 2007
Invesco Global Real Estate Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			12.19%		3.90%				4.20%
Performance Inception Date		Oct. 03, 2008
Invesco Global Real Estate Income Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			12.27%		3.95%				4.28%
Performance Inception Date		Mar. 09, 2007
Invesco Global Real Estate Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.34%		4.06%				4.37%
Performance Inception Date		Sep. 24, 2012
Invesco Global Real Estate Income Fund | FTSE EPRA/NAREIT Developed Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.67%		2.81%				3.57%
Invesco Global Real Estate Income Fund | MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.79%		12.80%				8.60%
INVESCO GROWTH AND INCOME FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			6.40%		10.54%				7.62%
Performance Inception Date		Aug. 01, 1946
INVESCO GROWTH AND INCOME FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.25%		7.66%				4.97%
INVESCO GROWTH AND INCOME FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.87%		8.02%				5.58%
INVESCO GROWTH AND INCOME FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			10.76%		11.00%				7.60%
Performance Inception Date		Aug. 02, 1993
INVESCO GROWTH AND INCOME FUND | CLASS R
Prospectus [Line Items]
Average Annual Return, Percent			12.25%		11.52%				7.96%
Performance Inception Date		Oct. 01, 2002
INVESCO GROWTH AND INCOME FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			12.84%		12.08%				8.50%
Performance Inception Date		Oct. 19, 2004
INVESCO GROWTH AND INCOME FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			12.82%		12.14%				8.59%
Performance Inception Date		Jun. 01, 2010
INVESCO GROWTH AND INCOME FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.95%		12.24%				8.68%
Performance Inception Date		Sep. 24, 2012
INVESCO GROWTH AND INCOME FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%				12.03%
INVESCO GROWTH AND INCOME FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.46%		10.91%				8.40%
Invesco Income Advantage U.S. Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.90%		5.00%				3.97%
Invesco Income Advantage U.S. Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.02%		3.17%				2.49%
Invesco Income Advantage U.S. Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.50%		3.37%				2.72%
Invesco Income Advantage U.S. Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			15.36%		5.40%				3.93%
Performance Inception Date		Mar. 31, 2006
Invesco Income Advantage U.S. Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			16.93%		5.95%				4.31%
Performance Inception Date		Mar. 31, 2006
Invesco Income Advantage U.S. Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			17.53%		6.48%				4.83%
Performance Inception Date		Oct. 03, 2008
Invesco Income Advantage U.S. Fund | INVESTOR
Prospectus [Line Items]
Average Annual Return, Percent			17.25%		6.21%				4.57%
Performance Inception Date		Apr. 25, 2008
Invesco Income Advantage U.S. Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			17.58%		6.62%				4.98%
Performance Inception Date		Mar. 31, 2006
Invesco Income Advantage U.S. Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			17.70%		6.62%				4.84%	[3]
Performance Inception Date		Apr. 04, 2017
Invesco Income Advantage U.S. Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%				12.03%
Invesco Nasdaq 100 Index Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			54.60%	11.58%
Performance Inception Date		Oct. 13, 2020
Invesco Nasdaq 100 Index Fund | Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			54.38%	11.36%
Invesco Nasdaq 100 Index Fund | Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			32.45%	9.01%
Invesco Nasdaq 100 Index Fund | Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			55.13%	11.74%
Invesco Nasdaq 100 Index Fund | NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			44.64%	8.43%
INVESCO S&P 500 INDEX FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			18.73%		13.78%				10.79%
Performance Inception Date		Sep. 26, 1997
INVESCO S&P 500 INDEX FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.44%		13.39%				10.40%
INVESCO S&P 500 INDEX FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.29%		11.02%				8.84%
INVESCO S&P 500 INDEX FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			23.69%		14.24%				10.77%
Performance Inception Date		Sep. 26, 1997
INVESCO S&P 500 INDEX FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			25.95%		15.36%				11.69%
Performance Inception Date		Sep. 26, 1997
INVESCO S&P 500 INDEX FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			26.04%		15.45%				11.66%	[4]
Performance Inception Date		Apr. 04, 2017
INVESCO S&P 500 INDEX FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%				12.03%
Invesco Senior Floating Rate Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.85%		2.66%				2.68%
Performance Inception Date		Sep. 08, 1999
Invesco Senior Floating Rate Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.30%		0.16%				0.46%
Invesco Senior Floating Rate Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.60%		0.92%				1.03%
Invesco Senior Floating Rate Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			9.50%		2.55%				2.40%
Performance Inception Date		Sep. 08, 1999
Invesco Senior Floating Rate Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			11.22%		3.09%				2.76%
Performance Inception Date		Oct. 26, 2012
Invesco Senior Floating Rate Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			11.78%		3.63%				3.28%
Performance Inception Date		Nov. 28, 2005
Invesco Senior Floating Rate Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			11.81%		3.66%	[5]			3.17%	[5]
Performance Inception Date		May 24, 2019
Invesco Senior Floating Rate Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			11.86%		3.72%				3.37%
Performance Inception Date		Oct. 26, 2012
Invesco Senior Floating Rate Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%		1.10%				1.81%
Invesco Senior Floating Rate Fund | JP Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.17%		6.01%				4.74%
Invesco Senior Floating Rate Fund | Custom Invesco Senior Floating Rate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		13.17%		6.01%				4.78%
Invesco Short Duration High Yield Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.42%		0.81%			2.19%
Performance Inception Date		Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.41%		0.80%			2.19%
Invesco Short Duration High Yield Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.37%		1.43%			2.47%
Invesco Short Duration High Yield Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.36%		0.58%			1.77%
Performance Inception Date		Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.29%		1.56%			2.76%
Performance Inception Date		Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			4.96%		1.73%			2.87%
Performance Inception Date		Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.37%		1.61%		2.75%
Performance Inception Date		Apr. 04, 2017
Invesco Short Duration High Yield Municipal Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		5.53%		1.10%			1.34%
Invesco Short Duration High Yield Municipal Fund | Custom Invesco Short Duration High Yield Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		6.55%		2.69%			3.04%
Invesco Short Duration High Yield Municipal Fund | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.71%		3.52%			4.23%
Invesco Short Duration High Yield Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		6.03%		2.24%			2.40%
Invesco Short Term Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.11%		1.62%				1.77%
Invesco Short Term Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.09%		1.61%				1.77%
Invesco Short Term Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.97%		1.59%				1.75%
Invesco Short Term Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			3.37%		1.87%				2.02%
Performance Inception Date		Dec. 06, 2010
Invesco Short Term Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			3.44%		1.96%	[10]			1.94%	[10]
Performance Inception Date		May 24, 2019
Invesco Short Term Municipal Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		5.53%		1.10%				1.81%
Invesco Short Term Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		6.03%		2.24%				3.06%
Invesco Short Term Municipal Fund | S&P Municipal Bond Short Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.34%		1.41%				1.23%

[1]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[3]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[4]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[5]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[6]	The “Custom Invesco Senior Floating Rate Index” reflects the performance of the Credit Suisse Leveraged Loan Index through September 30, 2014 and the J.P. Morgan Leveraged Loan Index from October 1, 2014.
[7]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[8]	Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund’s performance.
[9]	The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index.
[10]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[11]	Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund’s performance.